Event occurring after the reporting period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Event occurring after the reporting period
25.
Event occurring after the reporting period
(a)
Option arrangement

On January 13, 2022, the 2022 Share Incentive Plan (“Dada Auto Incentive Plan”) was approved by board of directors of the Company. According to the Plan, 6,818,182 ordinary shares of the Company are reserved to be issued to officers, directors, employees of the Company or other qualified personnel.

(b)
Raise funding through convertible redeemable preference shares

On January 14 and January 26, 2022, the Company entered into share subscription agreements with 6 shareholders (“Purchasers”), according to which the Company issued 9,923,135 Series A convertible redeemable preference shares (“preferred shares”) with an issuance price of US$8.8 per share, for a total cash consideration of US$87.3 million (RMB556.4 million). The issuance costs for Series A preferred shares were RMB8.6 million. These Purchasers are entitled to redemption rights, conversion rights and liquidation preferential rights and other shareholder rights. The preferred shares shall be redeemable upon events including, but not limited to, that the Company has not achieved a qualified IPO on or before September 30, 2022.

(c)
Merger Transaction

On June 10, 2022, the Company and RISE Education Cayman Ltd (“RISE”) completed the merger and other related transactions (the “Merger Transactions”), as a result of which the Company became a wholly-owned subsidiary of RISE and RISE assumed and began conducting the principal business of the Company. The name of RISE was changed from “RISE Education Cayman Ltd” to “NaaS Technology Inc.” and its ticker was changed from “REDU” to “NAAS.” Pursuant to the Merger Agreement, RISE shall adopt and assume the Dada Auto Incentive Plan on June 10, 2022.

(d)
Data Striping

In early 2022, the Group entered into a series of transactions to restructure its organization and its EV charging service business. As part of the restructuring, the ownership of mobile application and mini-program (the “Platforms”) which connect EV drivers with charging stations and charging piles, as well as the rights to access and use certain data generated by or in the possession of the Platforms, have been transferred to a third party service provider.